Pay vs Performance Disclosure - USD ($)	2 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Net Income (Loss)	$ (334,678)	$ (334,678)	$ (21,909,914)	$ (11,637,637)